RISK MANAGEMENT - Credit risk model scenarios - Loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ (280,746,878)	$ (274,682,875)
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,521,501	9,694,456
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(236,970,165)	(235,373,468)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,438,261	9,616,860
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(176,168,055)	(179,115,847)
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	10,035,715	9,197,514	$ 11,275,612	$ 10,905,171
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	9,944,875	9,034,631
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	9,995,354	9,239,368
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	10,117,504	9,298,614
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(102,145,802)	(105,248,652)
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	5,294,622	5,494,190
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(101,753,217)	(99,282,353)
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	5,294,600	5,492,746	5,854,745	5,280,406
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	5,272,129	5,390,734
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	5,289,159	5,472,794
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	5,341,865	5,523,548
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(392,585)	(5,966,299)
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	22	1,444	2,386	851
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	127	10,311
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	126	11,275
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	136	11,997
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(55,692,165)	(56,107,532)
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	4,307,446	3,311,912	4,581,004	4,938,971
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	4,246,126	3,248,144
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	4,273,465	3,338,076
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	4,336,939	3,370,089
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(18,106,219)	(17,530,914)
Mortgage [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	379,987	352,441	732,407	560,904
Mortgage [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	372,739	347,828
Mortgage [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	378,986	378,471
Mortgage [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	384,902	352,819
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(223,869)	(228,749)
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	53,660	38,971	$ 105,070	$ 124,039
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	53,754	37,614
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	53,618	38,752
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	$ 53,662	$ 40,161